3. Related Party	6 Months Ended	12 Months Ended
	May. 31, 2015	Nov. 30, 2014
Related Party Transactions [Abstract]
Related Party

On August 1, 2013, the Company entered into an engagement letter with Clear Financial Solutions, Inc., a Texas corporation (Clear Financial). On December 5, 2013, the Company and Clear Financial entered into Amendment No. 1 to Engagement Letter. Under the engagement letter and the amendment (collectively, the “Engagement Letter”) Clear Financial will provide certain financial consulting services to the Company and Mr. Steven M. Plumb, founder and President of Clear Financial, will serve as the Chief Financial Officer of the Company. Clear Financial will, among other things, prepare and review the Company’s financial statements, oversee internal accounting controls and provide advice on generally accepted accounting principles. In addition, As compensation for the services provided, the Company will pay Clear Financial a fee of $4,500 per month and has agreed to issue up to 1,000,000 shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”), to Mr. Plumb. The Engagement Letter has an initial term of one year and will automatically renew for successive one-year periods until terminated by either party upon 60 days’ written notice prior to the end of the then current term. Clear Financial was paid $30,000 for Mr. Plumb’s services during the period ended May 31, 2015. In addition, in February 2015, the Company issued 500,000 shares of the Company’s common stock to Mr. Plumb, having a fair market value of $400,000 on the date of grant, which the Company recorded $366,667 as compensation expense during the year ended November 30, 2014. The Company recognized the remaining $33,333 in compensation expense during the six months ended May 31, 2015.

The Engagement Letter further provides that Clear Financial may from time to time bring oil and gas investment opportunities to the Company’s attention. Pursuant to the Engagement Letter, the Company will assign a 1% carried interest to each of Mr. Plumb and/or Mr. Jerry Walters, a principal of Clear Financial, with respect to each oil and gas investment opportunity that Messrs. Plumb and/or Walters bring to the Company’s attention and in which the Company invests.

On May 13, 2014, the Company appointed Rupert Ireland to serve as President, Chief Executive Officer, Secretary and Treasurer of the Company, effective immediately. In connection with Mr. Ireland’s appointment as President and Chief Executive Officer, the Company entered into an Employment Agreement, dated May 13, 2014, with Mr. Ireland. Pursuant to the Employment Agreement, Mr. Ireland will be paid a base salary of $120,000 per year and a signing bonus of $5,000. Mr. Ireland will also be entitled to receive up to 3,000,000 shares of the Company’s Common Stock, to be issued in increments of 1,000,000 shares on May 13 in 2015, 2016 and 2017, if he continues to be employed. The Employment Agreement has an initial term of three years and will automatically renew for successive one-year periods until earlier terminated. The Employment Agreement May be terminated (i) at any time by the Company for “cause,” (ii) upon no less than 60 days’ written notice by either party for any reason, or (iii) upon no less than 30 days’ written notice by either party at the end of the original 3-year term or any renewal term. The Employment Agreement also terminates immediately upon Mr. Ireland’s death or disability.

If Mr. Ireland’s employment is terminated for “cause” by the Company, or if he voluntarily resigns, then he will forfeit any shares of Common Stock that have not yet been issued by the Company as of the date of such termination or resignation. If Mr. Ireland’s employment is terminated for any other reason, he will be entitled to receive the full 3,000,000 shares of Common Stock. The Employment Agreement defines “cause” as the willful and continued failure by Mr. Ireland to perform his duties, the conviction of a felony, or any other material conduct that is contrary to the best interests of the Company or adversely affects the reputation of the Company.

The fair market value of Mr. Ireland’s stock award was $2,550,000 on the date of grant. The Company is recognizing $70,833 per month in compensation related expense. The Company recognized $212,499 and $424,999 in expense related to Mr. Ireland’s stock grant during the three and six months ended May 31, 2015, respectively. On May 14, 2015, the Company issued 1,000,000 shares of Common Stock to Mr. Ireland under the terms of his employment agreement.

From time to time one of the Company’s prior CEOs, Daniel M. Ferris paid invoices on behalf of the Company. As of November 30, 2012, the Company owed Mr. Ferris a total of $14,918 as presented within accounts payable, related parties on the Company’s balance sheet. During the fiscal year ending November 30, 2013, Mr. Ferris advanced the Company $32,831 and the balance due to Mr. Ferris at November 30, 2012 was reclassified and included in note payable, related party at November 30, 2013. The note bears interest at 10%. The total amount due to Mr. Ferris at November 30, 2013 was $52,278, including principal and accrued interest. In July, 2014, Mr. Ferris forgave the amounts owed to him totaling $59,655 consisting of $47,749 in principal and $8,101 of accrued interest, as well as $3,805 in unpaid salary.

On August 1, 2013, the Company entered into an engagement letter with Clear Financial Solutions, Inc., a Texas corporation (Clear Financial). On December 5, 2013, the Company and Clear Financial entered into Amendment No.1 to Engagement Letter. Under the engagement letter and the amendment (collectively, the “Engagement Letter”) Clear Financial will provide certain financial consulting services to the Company and Mr. Steven M. Plumb, founder and President of Clear Financial, will serve as the Chief Financial Officer of the Company. Clear Financial will, among other things, prepare and review the Company’s financial statements, oversee internal accounting controls and provide advice on generally accepted accounting principles. In addition, as compensation for the services provided, the Company will pay Clear Financial a fee of $4,500 per month and has agreed to issue up to 1,000,000 shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”), to Mr. Plumb (In February 2014, the Company issued 500,000 shares and the remaining 500,000 shares were issued in February 2015). The Engagement Letter has an initial term of one year and will automatically renew for successive one-year periods until terminated by either party upon 60 days’ written notice prior to the end of the then current term. Clear Financial was paid $18,000 for Mr. Plumb’s services during the fiscal year ended November 30, 2013 and $57,500 during the fiscal year ended November 30, 2014.

The Engagement Letter further provides that Clear Financial may from time to time bring oil and gas investment opportunities to the Company’s attention. Pursuant to the Engagement Letter, the Company will assign a 1% carried interest to each of Mr. Plumb and/or Mr. Jerry Walters, a principal of Clear Financial, with respect to each oil and gas investment opportunity that Messrs. Plumb and/or Walters bring to the Company’s attention and in which the Company invests.

On May 13, 2014, the Company appointed Rupert Ireland to serve as President, Chief Executive Officer, Secretary and Treasurer of the Company, effective immediately. In connection with Mr. Ireland’s appointment as President and Chief Executive Officer, the Company entered into an Employment Agreement, dated May 13, 2014, with Mr. Ireland. Pursuant to the Employment Agreement, Mr. Ireland will be paid a base salary of $120,000 per year and a signing bonus of $5,000. Mr. Ireland will also be entitled to receive up to 3,000,000 shares of the Common Stock to be issued in increments of 1,000,000 shares on May 13 in 2015, 2016 and 2017, if he continues to be employed. The Employment Agreement has an initial term of three years and will automatically renew for successive one-year periods until earlier terminated. The Employment Agreement may be terminated (i) at any time by the Company for “cause,” (ii) upon no less than 60 days’ written notice by either party for any reason, or (iii) upon no less than 30 days’ written notice by either party at the end of the original 3-year term or any renewal term. The Employment Agreement also terminates immediately upon Mr. Ireland’s death or disability.

If Mr. Ireland’s employment is terminated for “cause” by the Company, or if he voluntarily resigns, then he will forfeit any shares of Common Stock that have not yet been issued by the Company as of the date of such termination or resignation. If Mr. Ireland’s employment is terminated for any other reason, he will be entitled to receive the full 3,000,000 shares of Common Stock. The Employment Agreement defines “cause” as the willful and continued failure by Mr. Ireland to perform his duties, the conviction of a felony, or any other material conduct that is contrary to the best interests of the Company or adversely affects the reputation of the Company.

The fair market value of Mr. Ireland’s stock award was $2,550,000 on the date of grant. The Company is recognizing $70,833 per month in compensation related expense. As of November 30, 2014, the Company recognized $460,414 in expense related to Mr. Ireland’s stock grant.